United States
Securities and Exchange Commission
Washington, DC  20549
Form 13F

Report for the calendar year or quarter ended March 31, 2000
Check here if amendment {    };  Amendment Number:
This Amendment (Check only one.):  {   } is a restatement.
                                   {   } adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     EASTOVER CAPITAL MANAGEMENT, INC.
Address:  212 SOUTH TRYON STREET
SUITE 1750
CHARLOTTE, NC  28281

13F File Number:

The institutional Investment Manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:   JAYNE P. HOLLAND
Title:  SENIOR VICE PRESIDENT
Phone:  (704) 336-6818

Signature, Place, and Date of signing:


Jayne P. Holland  Charlotte, NC  28281   April 18, 2000


Report Type  (Check only one)

{X}     13F HOLDINGS REPORT.

{  }    13F NOTICE.

{  }    13F COMBINATION REPORT.

List of other managers reporting for this manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                      0

Form 13F information table entry total:                46

Form 13F information table value total:                203,389


List of other included managers:

  No.     13F File Number     Name


                       FORM 13F INFORMATION TABLE
Name of Issuer        Title    CUSIP     value     Shares/  Sh/Invstmt  Other      Voting Authority
                     Of Class           (x$1000)  Prn Amt  Prn  Dscretn Managers   Sole    Shared  None

Amazon.Com Inc           Com  023135106  2360       35225   sh   sole                35225
American Home Products   Com  026609107  7667      142645   sh   Sole               142645
America On Line          Com  02364J104  7749      114900   sh   Sole               114900
American Int'l Group     Com  026874107  8978       81995   sh   Sole                81995
American Tel & Tel       Com  001957109  3964       70385   sh   Sole                70385
Amgen Inc                Com  031162100  4563       74340   sh   Sole                74340
Ariba Inc                Com  04033V104  5036       24025   sh   Sole                24025
BP Amoco Corp            Com  055622104  3901       73249   sh   Sole                73249
Bank America Corp        Com  060505104  2691       51321   sh   Sole                51321
Bristol Myers Squibb     Com  110122108  5831      100530   sh   Sole               100530
Caterpillar Inc          Com  149123101  1663       42175   sh   Sole                42175
Chevron Corp             Com  166751107   493        5338   sh   Sole                 5338
Cisco Systems            Com  17275R102 18710      242008   sh   Sole               242008
Citigroup                Com  172967101  5069       84658   sh   Sole                84658
Coca Cola Co             Com  191216100  1869       39810   sh   Sole                39810
Compaq Computer Corp     Com  204493100  2273       84173   sh   Sole                84173
Duke Energy Corp         Com  264399106  2839       54080   sh   Sole                54080
E.I. DuPont              Com  263534109   402        7602   sh   Sole                 7602
EMC Corp                 Com  268648102  9782       77635   sh   Sole                77635
Exxon Mobil Corp         Com  30231G102  7466       95791   sh   Sole                95791
General Electric         Com  369604103 14320       92018   sh   Sole                92018
Gillette Cos             Com  375766102  1754       46522   sh   Sole                46522
Haliburton               Com  406216101  2079       50550   sh   Sole                50550
Hershey Foods            Com  427866108  1464       30035 	sh   Sole                30035
Hewlett Packard          Com  428236103   266        2000   sh   Sole                 2000
Ingersol Rand            Com  456866102  1721       38885   sh   Sole                38885
IBM                      Com  459200101  8236       69793   sh   Sole                69793
Int'l Paper              Com  460146103  2108       49305   sh   Sole                49305
Intel Corp               Com  458140100  7258       55013   sh   Sole                55013
Johnson & Johnson        Com  478160104   246        3500   sh   Sole                 3500
Lucent Technologies      Com  549463107  5017       81913   sh   Sole                81913
McDonalds Corp           Com  580135101  4275      114380   sh   Sole               114380
Merck & Co               Com  589331107   549        8843   Sh   Sole                 8843
Microsoft Corp           Com  594918104  5999       56460   sh   Sole                56460
Pepsico Inc              Com  713448108  2541       72850   sh   Sole                72850
Pfizer Inc.              Com  717081103  4312      117940   sh   Sole               117940
Procter & Gamble         Com  742718109  2435       43100   sh   Sole                43100
Schlumberger Ltd         Com  806857108  4085       53400   sh   Sole                53400
Solectron Corp           Com  834182107  7989      199110   sh   Sole               199110
Sun Microsystems         Com  866810104 15226      162492   sh   Sole               162492
Transocean Sedco         Com  G90078109   481        9376   sh   Sole                 9376
Tricon Global Rest       Com  895953107   209        6714   sh   Sole                 6714
Wachovia Corp            Com  929771103   315        4656   sh   Sole                 4656
Warner Lambert Co        Com  934488107   311        3185   sh   Sole                 3185
Weyersauser Corp         Com  962166104  2213       38825   sh   Sole                38825
Yahoo Inc                Com  984332106  4674       27275   sh   Sole                27275